MASSMUTUAL PREMIER FUNDS
MassMutual U.S. Government Money Market Fund
MassMutual Main Street Fund
MassMutual Small Cap Opportunities Fund
MassMutual Strategic Emerging Markets Fund
Supplement dated May 1, 2022 to the
Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
The following information supplements the information for the MassMutual U.S. Government Money Market Fund found on page 5 under the heading Portfolio Manager(s) in the section titled Management:
Adam Cash is an Associate Director and portfolio manager for Barings’ Global Public Fixed Income Trading and Trading Solutions Group. He has managed the Fund since May 2022.
The following information replaces the information for the MassMutual Main Street Fund found on page 43 in the second paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
Invesco Advisers uses fundamental research to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, company strength and prospects, industry position, and business model and management strength. Industry outlook, market trends, and general economic conditions may also be considered. The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models.
The information regarding Kristin Ketner Pak for the MassMutual Small Cap Opportunities Fund found on page 54 under the heading Portfolio Manager(s) in the section titled Management is hereby deleted.
The following information replaces the information for the MassMutual Strategic Emerging Markets Fund found on page 68 in the second, third, and fourth paragraphs under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
In general, countries may be considered developing or emerging markets if they are included in any one of the MSCI emerging markets indexes, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries, and stock markets with similar characteristics. For purposes of the Fund’s investments, a determination that an issuer is economically tied to a developing market country is based on factors including, but not limited to, geographic location of its primary trading markets, location of its assets, its domicile or its principal offices, or whether it receives revenues from a developing market. Such a determination can also be based, in whole or in part, on inclusion of an issuer or its securities in an index representative of developing or emerging markets, or on its “country of risk” being a developing market country as determined by a third-party service provider such as Bloomberg.
The Fund can invest in common and preferred stocks and debt securities of U.S. companies. It can also hold U.S. corporate and government debt securities for defensive and liquidity purposes. In addition to common stocks, the Fund can invest in other equity or “equity equivalents” securities such as preferred stocks, convertible securities, rights, or warrants. The Fund may purchase American Depositary Shares (“ADS”) as part of American Depositary Receipt (“ADR”) issuances. Under normal market conditions, the Fund currently does not expect to invest a significant amount of its assets in securities of U.S. issuers or debt of any issuer. The Fund may use derivatives, including futures contracts, forward contracts, and options, to seek to enhance the Fund’s investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so. Use of derivatives by the Fund may create investment leverage.

The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
The Fund may invest directly in certain eligible China A Shares through Stock Connect (a securities trading and clearing program designed to achieve mutual stock market access between the People’s Republic of China (“PRC”) and Hong Kong). In selecting investments for the Fund, the Fund’s subadviser, Invesco Advisers, Inc. (“Invesco Advisers”), evaluates investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company’s financial statements, management record, and capital structure, operations, product development, and competitive position in its industry. Invesco Advisers also looks for newer or established businesses that are entering into a growth cycle, have the potential for accelerating earnings growth or cash flow, and possess reasonable valuations. Invesco Advisers considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends and seeks a diverse mix of industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility. Invesco Advisers may invest in growth companies of different capitalization ranges in any developing market country. Invesco Advisers monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security.
The following information supplements the information for the MassMutual Strategic Emerging Markets Fund found beginning on page 68 under the heading Principal Risks in the section titled Investments, Risks, and Performance:
Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, regulatory, public health, and other conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as market or economic developments, regulatory or government actions, natural disasters, pandemics, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for fixed income securities. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), duration risk (the risk that longer-term securities may be more sensitive to interest rate changes), and credit risk.
Restricted Securities Risk The Fund may hold securities that are restricted as to resale under the U.S. federal securities laws, such as securities in certain privately held companies. Such securities may be highly illiquid and their values may experience significant volatility. Restricted securities may be difficult to value.

U.S. Government Securities Risk Obligations of certain U.S. Government agencies and instrumentalities are not backed by the full faith and credit of the U.S. Government, and there can be no assurance that the U.S. Government would provide financial support to such agencies and instrumentalities.
The following information supplements the information for Barings LLC found beginning on page 96 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Adam Cash
 is an Associate Director and portfolio manager for Barings’ Global Public Fixed Income Trading and Trading Solutions Group. Mr. Cash shares primary responsibility for the day-to-day management of the U.S. Government Money Market Fund. Mr. Cash has worked in the industry since 2008. Prior to joining Barings in 2019, he worked as an associate at Deutsche Bank and Nomura, and as a trader at Fannie Mae.
The information regarding Kristin Ketner Pak found on pages 98 and 99 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3000M-22-02

MASSMUTUAL PREMIER FUNDS
MassMutual U.S. Government Money Market Fund
(the “Fund”)
Supplement dated May 1, 2022 to the
Summary Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information supplements the information for the Fund found under the heading Portfolio Manager(s) in the section titled Management:
Adam Cash is an Associate Director and portfolio manager for Barings’ Global Public Fixed Income Trading and Trading Solutions Group. He has managed the Fund since May 2022.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
USGOVMM-22-01

MASSMUTUAL PREMIER FUNDS
MassMutual Main Street Fund
(the “Fund”)
Supplement dated May 1, 2022 to the
Summary Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces the information for the Fund found in the second paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
Invesco Advisers uses fundamental research to select securities for the Fund’s portfolio, which is comprised of both growth and value stocks. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, company strength and prospects, industry position, and business model and management strength. Industry outlook, market trends, and general economic conditions may also be considered. The portfolio is constructed and regularly monitored based upon several analytical tools, including quantitative investment models.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MS-22-01

MASSMUTUAL PREMIER FUNDS
MassMutual Small Cap Opportunities Fund
(the “Fund”)
Supplement dated May 1, 2022 to the
Summary Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The information regarding Kristin Ketner Pak for the Fund found under the heading Portfolio Manager(s) in the section titled Management is hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SCO-22-01

MASSMUTUAL PREMIER FUNDS
MassMutual Strategic Emerging Markets Fund
(the “Fund”)
Supplement dated May 1, 2022 to the
Summary Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
The following information replaces the information for the Fund found in the second, third, and fourth paragraphs under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
In general, countries may be considered developing or emerging markets if they are included in any one of the MSCI emerging markets indexes, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries, and stock markets with similar characteristics. For purposes of the Fund’s investments, a determination that an issuer is economically tied to a developing market country is based on factors including, but not limited to, geographic location of its primary trading markets, location of its assets, its domicile or its principal offices, or whether it receives revenues from a developing market. Such a determination can also be based, in whole or in part, on inclusion of an issuer or its securities in an index representative of developing or emerging markets, or on its “country of risk” being a developing market country as determined by a third-party service provider such as Bloomberg.
The Fund can invest in common and preferred stocks and debt securities of U.S. companies. It can also hold U.S. corporate and government debt securities for defensive and liquidity purposes. In addition to common stocks, the Fund can invest in other equity or “equity equivalents” securities such as preferred stocks, convertible securities, rights, or warrants. The Fund may purchase American Depositary Shares (“ADS”) as part of American Depositary Receipt (“ADR”) issuances. Under normal market conditions, the Fund currently does not expect to invest a significant amount of its assets in securities of U.S. issuers or debt of any issuer. The Fund may use derivatives, including futures contracts, forward contracts, and options, to seek to enhance the Fund’s investment return or for hedging purposes. The Fund is not required to use derivatives in seeking its investment objective or for hedging and might not do so. Use of derivatives by the Fund may create investment leverage.
The Fund may invest in illiquid or thinly traded securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
The Fund may invest directly in certain eligible China A Shares through Stock Connect (a securities trading and clearing program designed to achieve mutual stock market access between the People’s Republic of China (“PRC”) and Hong Kong). In selecting investments for the Fund, the Fund’s subadviser, Invesco Advisers, Inc. (“Invesco Advisers”), evaluates investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company’s financial statements, management record, and capital structure, operations, product development, and competitive position in its industry. Invesco Advisers also looks for newer or established businesses that are entering into a growth cycle, have the potential for accelerating earnings growth or cash flow, and possess reasonable valuations. Invesco Advisers considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends and seeks a diverse mix of industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility. Invesco Advisers may invest in growth companies of different capitalization ranges in any developing market country. Invesco Advisers monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security.
The following information supplements the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance:
Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, regulatory, public health, and other conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as market or economic developments, regulatory or government actions, natural disasters, pandemics, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for fixed income securities. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), duration risk (the risk that longer-term securities may be more sensitive to interest rate changes), and credit risk.
Restricted Securities Risk The Fund may hold securities that are restricted as to resale under the U.S. federal securities laws, such as securities in certain privately held companies. Such securities may be highly illiquid and their values may experience significant volatility. Restricted securities may be difficult to value.
U.S. Government Securities Risk Obligations of certain U.S. Government agencies and instrumentalities are not backed by the full faith and credit of the U.S. Government, and there can be no assurance that the U.S. Government would provide financial support to such agencies and instrumentalities.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SEM-22-01

MASSMUTUAL PREMIER FUNDS
MassMutual U.S. Government Money Market Fund
MassMutual Small Cap Opportunities Fund
Supplement dated May 1, 2022 to the
Statement of Additional Information dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
The following information replaces similar information for Barings LLC (“Barings”) related to the MassMutual U.S. Government Money Market Fund found on page B-146 in the section titled Appendix C—Additional Portfolio Manager Information:
The portfolio managers of the U.S. Government Money Market Fund are Adam Cash and Scott Simler.
The following information supplements the information for Barings related to the MassMutual U.S. Government Money Market Fund found on page B-146 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C—Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Adam Cash
Registered investment companies**	1	$174 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	13	$4,412 million	0	$0

*  The information provided is as of December 31, 2021.
** Does not include the U.S. Government Money Market Fund.
Ownership of Securities:
As of December 31, 2021, Mr. Cash did not own any shares of the U.S. Government Money Market Fund. Mr. Cash does not directly own any shares of the Fund, but may have an economic interest in the Fund due to his participation in a deferred compensation plan and/or 401(k) plan.
The information regarding Kristen Ketner Pak for Invesco Advisers, Inc. related to the MassMutual Small Cap Opportunities Fund found on pages B-151 and B-152 in the section titled Appendix C—Additional Portfolio Manager Information is hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3000M-22-01